INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2013
Investment Securities Details [Abstract]
INVESTMENT SECURITIES
NOTE 11: INVESTMENT SECURITIES

Available-for-sale securities

The amortized cost of available-for-sale securities and their fair values at December 31, comprised:

	2012
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	1,641	84	(43)	1,682
Debt securities issued by other governments and public sector entities	3,316	176	(3)	3,489
Foreign treasury bills	318	-	(2)	316
Corporate debt securities issued by companies incorporated in Greece	568	1	(82)	487
Corporate debt securities issued by companies incorporated outside Greece	534	15	(42)	507
Equity securities issued by companies incorporated in Greece	56	32	-	88
Equity securities issued by companies incorporated outside Greece	19	8	-	27
Mutual Fund units	460	36	(1)	495
Total available-for-sale securities	6,912	352	(173)	7,091

	2013
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	1,843	120	-	1,963
Debt securities issued by other governments and public sector entities	2,710	34	(88)	2,656
Greek treasury bills	157	-	-	157
Foreign treasury bills	340	-	-	340
Corporate debt securities issued by companies incorporated in Greece	416	27	(34)	409
Corporate debt securities issued by companies incorporated outside Greece	463	18	(20)	461
Equity securities issued by companies incorporated in Greece	73	35	(1)	107
Equity securities issued by companies incorporated outside Greece	9	10	-	19
Mutual Fund units	242	32	(1)	273
Total available-for-sale securities	6,253	276	(144)	6,385

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2012. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Greek government bonds	3	-	1,341	(43)	1,344	(43)
Debt securities issued by other governments and public sector entities	345	(3)	8	-	353	(3)
Foreign treasury bills	51	(2)	-	-	51	(2)
Corporate debt securities issued by companies incorporated in Greece	40	-	377	(82)	417	(82)
Corporate debt securities issued by companies incorporated outside Greece	27	(2)	203	(40)	230	(42)
Mutual Fund units	47	(1)	1	-	48	(1)
Total available-for-sale securities	513	(8)	1,930	(165)	2,443	(173)

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2013. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Debt securities issued by other governments and public sector entities	1,254	(85)	196	(3)	1,450	(88)
Corporate debt securities issued by companies incorporated in Greece	3	(1)	105	(33)	108	(34)
Corporate debt securities issued by companies incorporated outside Greece	125	(3)	179	(17)	304	(20)
Equity securities issued by companies incorporated in Greece	6	(1)	1	-	7	(1)
Mutual Fund units	12	(1)	4	-	16	(1)
Total available-for-sale securities	1,400	(91)	485	(53)	1,885	(144)

The scheduled maturities of available-for-sale securities at December 31, 2012 and 2013 were as follows:
	2012		2013

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	1,014	1,018	2,502	2,547
Due from one to five years	3,552	3,519	1,800	1,817
Due from five to ten years	1,188	1,283	974	939
Due after ten years	623	661	653	683
Total debt securities	6,377	6,481	5,929	5,986
Equity securities and mutual fund units	535	610	324	399
Total	6,912	7,091	6,253	6,385

Available for sale securities include securities that are pledged as collateral of EUR 1,992 million and EUR 3,229 million as at December 31, 2012 and 2013, respectively.

The following tables present the net gains / (losses) on available-for-sale securities and OTTI on available-for-sale and held-to-maturity securities for 2011, 2012 and 2013.
	2011	2012	2013
	(EUR in millions)
Gross realized gains on sales of available for sale securities
Greek government bonds	83	382	12
Debt securities issued by other governments and public sector entities	22	31	72
Corporate debt securities	13	8	109
Equity securities	2	2	57
Mutual fund units	12	15	49
Total gross realized gains on sales of available for sale securities	132	438	299
Gross realized losses on sales of available for sale securities
Greek government bonds	(142)	(73)	(3)
Debt securities issued by other governments and public sector entities	(7)	(11)	(3)
Corporate debt securities	(1)	-	(15)
Equity securities	(1)	(1)	(23)
Mutual fund units	-	(3)	(5)
Total gross realized losses on sales of available for sale securities	(151)	(88)	(49)
Net realized gains / (losses) on sales of available for sale securities	(19)	350	250

Other-Than-Temporary-Impairment
OTTI of Greek government bonds	(8,771)	(378)	-
Debt securities issued by other governments and public sector entities	-	(6)	-
Corporate debt securities	(143)	(10)	(11)
Equity securities	(223)	(16)	(274)
Mutual fund units	(37)	-	-
Total Other-Than-Temporary-Impairment	(9,174)	(410)	(285)
Net gains / (losses) on available for sale and held to maturity securities	(9,193)	(60)	(35)

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their fair values at December 31, comprised:
	2012
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	120	30	(1)	149
Debt securities issued by other governments and public sector entities	92	19	-	111
Foreign treasury bills	144	-	-	144
Total held-to-maturity securities	356	49	(1)	404

	2013
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	67	65	-	132
Debt securities issued by other governments and public entities	10,064	102	(57)	10,109
Debt securities issued by financial institutions incorporated outside Greece	110	2	-	112
Corporate debt securities issued by companies incorporated outside Greece	10	-	-	10
Foreign treasury bills	109	-	-	109
Total held-to-maturity securities	10,360	169	(57)	10,472

Held-to-maturity Debt securities issued by other governments and public entities include EUR 9,123 million EFSF bonds, received from the HFSF for the Bank’s recapitalization in June 2013 (see Item 4.B, "Business Overview—Regulation and Supervision of Banks in Greece—The Hellenic Financial Stability Fund—The Greek Recapitalization Framework") and to cover the funding gap from the acquisition of FBB (see Note 4, “Mergers, Acquisitions, Disposals and New Entities Established''). The Bank is not allowed to sell these bonds, but the Bank is allowed to use them as collateral for repo financing from the Eurosystem or other market counterparties.

The following table presents the fair value and the associated unrecognized losses of held-to-maturity securities in an unrecognized loss position as at December 31, 2013. The table also discloses whether these securities have had unrecognized losses for periods less than 12 months or for 12 months or longer.

	2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Held to maturity investments in unrecognised loss position
Greek government bonds	-	-	56	(1)	56	(1)
Total held to maturity investments	-	-	56	(1)	56	(1)

	2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Held to maturity investments in unrecognised loss position
Debt securities issued by other governments and public sector entities	687	(57)	-	-	687	(57)
Total	687	(57)	-	-	687	(57)

The scheduled maturities of held-to-maturity securities at December 31, 2012 and 2013 were as follows:
	2012		2013

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	216	214	110	110
Due from one to five years	-	-	1,821	1,812
Due from five to ten years	78	98	7,897	7,954
Due after ten years	62	93	532	596
Total	356	405	10,360	10,472

Held to maturity securities include securities that are pledged as collateral of NIL and EUR 9,723 million as at December 31, 2012 and 2013, respectively.

Other-Than-Temporary-Impairment assessment of available-for-sale and held-to-maturity securities

       The assessment for Other-Than-Temporary-Impairment (“OTTI”) of available-for-sale and held-to-maturity debt securities and available-for-sale marketable equity securities and mutual fund units is based on a variety of factors, including the length of time and extent to which the market value has been less than cost, the financial condition of the issuer of the security, and our intent and ability to hold the security to recovery. For debt securities, the evaluation is based upon factors such as the creditworthiness of the issuers and/or guarantors, the underlying collateral, if applicable, and the continuing performance of the securities. Regarding equity securities and mutual fund units, as part of our impairment analysis, we frequently update our expectations based on actual historical evidence that recovery has not yet occurred. Specifically, when unrealized losses persist, we obtain greater and more detailed objective evidence regarding the future earnings potential and the underlying business economics of the issuers and the share price trend.

Greek government bonds eligible for the PSI

In February 2012, the Group participated in the exchange of Greek government bonds in the context of the PSI and received new Greek government bonds of nominal value EUR 4.4 billion.

In December 2012, the Bank participated in the debt buyback program arranged by the Public Debt Management Agency for the account of the Hellenic Republic. The Group offered bonds of nominal value EUR 4.4 billion that were exchanged with 6-month EFSF bonds of EUR 1.5 billion. The exchange resulted in profit before tax of EUR 362 million, which is presented in “Gross realized gains on sales of available for sale securities - Greek government bonds” (see above). The exchange in December 2012 involved all the new Greek government bonds that were issued in March/April 2012 in the context of the PSI. A holder of such new Greek government bonds could exchange them irrespective of whether such new Greek government bonds were acquired in the context of the PSI, or subsequently from the open market.

Since the PSI we have made net purchases of such new Greek government bonds from the open market. In December 2012, we exchanged the majority of the new Greek government bonds we held at that time, including the new Greek government bonds acquired subsequently to the PSI.

The following tables present the roll-forward described above:

	Eligible GGBs		Non-eligible GGBs		New GGBs		TOTAL GGBs
	Notional Amount	Carrying Amount	Notional Amount	Carrying Amount	Notional Amount	Carrying Amount	Notional Amount	Carrying Amount
EUR millions
December 31, 2010	13,241	9,751	1,203	1,176	-	-	14,444	10,927
Net purchases/sales/ maturity	(307)	(117)	317	231	-	-	10	114
Amortization of discounts	-	69	-	8	-	-	-	78
Fair Value adjustments (Trading & AFS)	-	(3,973)	-	(29)	-	-	-	(4,002)
OTTI for held-to-maturity	-	(2,347)	-	-	-	-	-	(2,347)
Currency translation differences for GGBs denominated in foreign currency	29	33	-	-	-	-	29	33
Total, December 31, 2011	12,964	3,415	1,520	1,386	-	-	14,484	4,802
Net purchases/sales/ maturity	(144)	(7)	100	18	289	65	244	77
Amortization of discounts	-	10	-	54	-	66	-	130
Fair Value adjustments (Trading) (1)	-	(23)	-	-	-	-	-	(23)
Fair Value adjustments (AFS) (1)	-	(253)	-	56	-	364	-	167
OTTI for held-to-maturity(1)	-	(98)	-	-	-	-	-	(98)
Currency translation differences for GGBs denominated in foreign currency	(22)	(6)	-	-	-	-	(22)	(6)
Exchanged in the PSI	(12,247)	(2,831)	-	-	4,437	1,093	(7,810)	(1,739)
Buyback program	-	-	-	-	(4,443)	(1,509)	(4,443)	(1,509)
Total, December 31, 2012	550	207	1,620	1,514	283	80	2,452	1,801
Fair Value as of December 31, 2011		3,415		1,343		-		4,758
Fair Value as of December 31, 2012		207		1,513		110		1,831
(1) Immediately before the PSI exchange in March 2012, the fair value of the Eligible GGBs exchanged in the PSI was set equal to the total fair value of the securities received, i.e. the sum of fair value of the new Greek government bonds, the detachable GDP linked securities and the EFSF bonds . The fair value for the new Greek government bonds was determined based on the market prices on the first day of trading in March 2012. Since we have concluded that a credit related OTTI existed for all eligible Greek government bonds, the total loss recognized in AOCI for the bonds that were classified as AFS was recycled in the income statement.

In 2011 we recognized OTTI with respect to Greek government bonds eligible for the PSI as follows:

		EUR millions
OTTI for available-for-sale (reclassified from AOCI)		(6,305)
OTTI for held-to-maturity		(2,347)
OTTI for held-to-maturity (reclassified from AOCI)(1)		(119)
Total OTTI		(8,771)
(1) Relates to bonds previously in AFS that were reclassified to HTM thus there was a component in AOCI that was being amortized over the life of the bond.

The table below presents an analysis of the instruments received in the PSI:

	Notional Amount	Carrying Amount
	EUR millions
Instruments received for the PSI eligible Greek government bonds
New Greek government bonds	3,884	957
EFSF bonds	1,848	1,848
Sub-total	5,732	2,805
EFSF bond received for accrued interest	310	309
Detachable GDP -linked securities	3,884	27
Total instruments received for the PSI eligible Greek government bonds	9,926	3,141

Instruments received for the PSI eligible loans
New Greek government bonds	553	136
EFSF bonds	264	264
Sub-total	817	400
EFSF bond received for accrued interest	26	26
Detachable GDP -linked securities	553	4
Total instruments received for the eligible loans	1,396	430

In 2012 we recognized OTTI with respect to Greek government bonds eligible for the PSI as follows:

		EUR millions
OTTI for available-for-sale (reclassified from AOCI)		(253)
OTTI for held-to-maturity		(99)
Gain from buyback (reclassified from AOCI)		362
Total OTTI net of gain from buyback in 2012		10

The fair value of the Greek government bonds given up in the exchange were determined using a discount rate of 12% which includes credit risk and was based on the new fundamentals regarding the Hellenic Republic debt (the successful implementation of the PSI, together with the financial assistance under the Program agreed by the Eurozone members and IMF, which was expected to improve Hellenic Republic's debt sustainability aiming at the reduction of the Hellenic Republic debt to GDP ratio to 120% by 2020, the new reform effort and the escrow account arranged for the new PSI bonds that raises their seniority). Specifically, to arrive at this estimate, we have considered the yields of similarly rated sovereign and corporate entities, and we have analyzed the relationship of credit ratings and public debt with the bond yields for other European countries.

The new Greek government bonds were initially and subsequently valued using HDAT (the Bank of Greece's platform for electronic trading in Greek government bonds) prices, the EFSF bonds were initially and subsequently valued using quoted market prices on Bloomberg. The GDP-linked securities are marked to market through the statement of income and were initially valued using Bloomberg CBBT pricing quote and subsequently valued using Reuters RRPS pricing quote.

In December 2012, the Hellenic Republic arranged a debt buyback program for the new Greek government bonds that were issued in the March/April 2012 PSI with the purpose of further reduction the Greek government debt. This program was available with the same terms to all holders of new Greek government bonds.

The terms of the new Greek government bonds were the following;

  20 separate series with staggered bullet maturities of between 11 and 30 years, with the first maturity in 2023.
  Coupon rate of 2% per annum for payment dates in 2013-2015, 3% per annum for payment dates in 2016-2020, 3.65% per annum for payment date 2021 and 4.3% per annum for payment dates in 2022 and thereafter. The new GGBs were then traded on HDAT (Electronic Secondary Securities Market).

The new Greek government bonds were eligible to be exchanged for a six month, zero coupon EFSF bond at an average exchange price of 34.0%. The exchange price of 34.0% was thus used to calculate the fair value of the new Greek government bonds at the date of the exchange.

In accordance with the terms of the exchange offer, the Group offered new Greek government bonds of nominal value EUR 4,443 million and fair value of EUR 1,509 million in exchange for 6-month EFSF bonds with nominal and fair value of EUR 1,509 million.

All new Greek government bonds exchanged in the December 2012 buyback were held in the available-for-sale category. Therefore, all the pre-tax gain recognized in the income statement with respect to this transaction relates to the recycling of the gain recognized in AOCI as at the date of the buyback. The calculation of the gain is presented in the table below:

EUR millions
Fair value of instruments received	1,509
Amortized cost of instruments offered	(1,147)
Gain	362

The gain was calculated as the difference between the fair value and the amortized cost of the new Greek government bonds exchanged at the buyback. The fair value was based on the exchange price set by the Hellenic Republic and the fair value of the EFSF bonds received in return. The EFSF bonds received in return were new zero-coupon bonds with 6-month maturity and the fair value at the time of the buyback in December 2012 was equal to 100%, while at December 31, 2012 the price was 99.96% (Source: Bloomberg).

  Greek government bonds not eligible for the PSI

  At December 31, 2013 there are no Greek government bonds with unrealized losses.

  Impairment of other debt securities, equity securities and mutual funds units

OTTI charges for available-for-sale and held-to-maturity securities in 2011

       Other than the OTTI charges recognized for the Greek government bonds due to the PSI, as discussed above, the Group recognized OTTI charges in relation to certain corporate debt securities issued by Greek financial institutions in an unrealized loss position because, as at December 31, 2011, the Group considered that a credit loss existed with respect to these securities.

During 2011 the Group recognized OTTI charges in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI charges for all equity securities and mutual fund units for which an OTTI was recognized in previous periods and, as at December 31, 2011, were in an unrealized loss position. As at December 31, 2011, gross unrealized losses existing for twelve months or more for equity securities are not material and all mutual fund units with unrealized losses existing for twelve months or more were not considered impaired as the losses were not significant to the respective investments held.

For other debt securities issued by Greek financial institutions no OTTI has been recognized based on management's assessment that the Group neither has the intention to sell nor expects it will be required to sell these securities before the recovery of their respective amortized cost bases, and that the issuers' payment obligations associated with these positions will be met on time and the full amount will be recovered. A key factor considered in this assessment was the existence of the recapitalization plan for the Greek banks.

OTTI charges for available-for-sale and held-to-maturity securities in 2012

       Other than the OTTI charges recognized for the Greek government bonds due to the PSI, as discussed above, the Group recognized OTTI charges in relation to all the bonds held that are issued by the Cyprus Republic, Bank of Cyprus and Cyprus Popular Bank because, as at December 31, 2012, the Group considered that a credit loss existed with respect to these securities due to the financial difficulties faced by the issuers.

During 2012 the Group recognized OTTI charges in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI charges for all equity securities and mutual fund units for which an OTTI was recognized in previous periods and, as at December 31, 2012, were in an unrealized loss position. As at December 31, 2012, gross unrealized losses existing for twelve months or more for equity securities and mutual fund units are not material and were not considered impaired as the losses were not significant to the respective investments held.

For other debt securities issued by Greek financial institutions no OTTI has been recognized based on management's assessment that the Group neither has the intention to sell nor expects it will be required to sell these securities before the recovery of their respective amortized cost bases, and that the issuers' payment obligations associated with these positions will be met on time and the full amount will be recovered. A key factor considered in this assessment was the existence of the recapitalization plan for the Greek banks and that the recapitalization process was progressing and was expected to be completed by June 2013.

With respect to debt securities issued by companies incorporated outside Greece the loss of EUR 42 million relates to debt securities issued mainly by major European and American banks and insurance companies. We consider that these banks and insurance companies would continue to pay in accordance with the contractual terms and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2012.

OTTI charges for available-for-sale and held-to-maturity securities in 2013

During 2013 the Group recognized OTTI charges of its equity securities held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI charges for all equity securities for which an OTTI was recognized in previous periods and, as at December 31, 2013, were in an unrealized loss position. As at December 31, 2013, OTTI charges recognized for our investment in Eurobank were EUR 274 million.

       For debt securities OTTI charges were recognised mainly in relation to all the bonds held that are issued by the Bank of Cyprus and Cyprus Popular Bank of to EUR 6 million because, as at December 31, 2013, the Group considered that a credit loss existed with respect to these securities due to the financial difficulties faced by the issuers.

With respect to corporate securities issued by companies incorporated in Greece the unrealized losses over one year of EUR 33 million relates to debt securities issued mainly by Greek banks. We consider that these banks will continue to pay in accordance with the contractual terms and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2013. A key factor considered in this assessment was the successful completion of the share capital increases performed by Piraeus Bank and Alpha Bank in April, 2014 and of Eurobank in May, 2014.

With respect to corporate securities issued by companies incorporated outside Greece the unrealized losses over one year of EUR 17 million relates to debt securities issued mainly by major European and American banks and insurance companies. We consider that these banks and insurance companies will continue to pay in accordance with the contractual terms and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2013.